Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
Class A, Class T, Class C, Class I and Class Z
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information supplements information for Fidelity® Investment Grade Bond Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Plage as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	3	31
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$22,834	$769	$25,442
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Investment Grade Bond Fund ($8,834 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Fidelity® Investment Grade Bond Fund beneficially owned by Mr. Plage was none.

ACOM8B-17-01 1.842757.122	March 1, 2017

Supplement to the
Fidelity Advisor® Limited Term Bond Fund
Class A, Class T, Class C and Class I
October 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

LTB-17-01 1.756204.133	March 1, 2017

Supplement to the
Fidelity Advisor® Mortgage Securities Fund
Class A, Class T, Class C and Class I
October 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AMOR-17-01 1.756217.133	March 1, 2017

Supplement to the
Fidelity Advisor® Municipal Income Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

HIM-17-01 1.756207.133	March 1, 2017

Supplement to the
Fidelity Advisor® Municipal Income Fund
Class A, Class T, Class C and Class I
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

HIM-HIMIB-17-01 1.872066.110	March 1, 2017

Supplement to the
Fidelity Advisor® Strategic Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

SI-17-01 1.743365.141	March 1, 2017

Supplement to the
Fidelity Advisor® Strategic Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

SI-SIIB-17-01 1.869855.117	March 1, 2017